Intangible Assets and Goodwill (Details 3) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Intangible Assets and Goodwill
Goodwill	R$ 3,307,805
Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill	3,297,077
Digital Services Platform
Intangible Assets and Goodwill
Goodwill	R$ 10,728